Federal funds purchased and securities sold under agreements to repurchase	12 Months Ended
Dec. 31, 2020
Federal funds purchased and securities sold under agreements to repurchase
Federal funds purchased and securities sold under agreements to repurchase

(8)      Federal funds purchased and securities sold under agreements to repurchase

Information relating to federal funds purchased and repurchase agreements is as follows:

	Year End	Average	Average	Maximum
	Weighted	Weighted	Balance	Outstanding at	Balance at
(in thousands)	Rate	Rate	Outstanding	any Month End	December 31,
2020
Federal funds purchased	0.36%	0.26%	$—	$—	$—
Short-term repurchase agreements - Bank	0.24	0.43	34,026	45,154	45,154
Total			$34,026	$45,154	$45,154
2019
Federal funds purchased	2.00%	2.65%	$329	$1,950	$—
Short-term repurchase agreements - Bank	0.45	0.59	22,198	27,272	27,272
Total			$22,527	$29,222	$27,272

The securities underlying the agreements to repurchase are under the control of the Bank. All securities sold under agreements to repurchase are secured by a portion of the Bank's investment portfolio. Under agreements with unaffiliated banks, the Bank may borrow federal funds up to $50.0 million on an unsecured basis and $15.7 million on a secured basis at December 31, 2020.

The Company offers a sweep account program whereby amounts in excess of an established limit are “swept” from the customer's demand deposit account on a daily basis into retail repurchase agreements pursuant to individual repurchase agreements between the Company and its customers. Repurchase agreements are agreements to sell securities subject to an obligation to repurchase the same or similar securities. They are accounted for as collateralized financing transactions, not as sales and purchases of the securities portfolio. The securities collateral pledged for the repurchase agreements with customers is maintained by a designated third party custodian. The collateral amounts pledged to repurchase agreements by remaining maturity in the table below are limited to the outstanding balances of the related asset or liability; thus amounts of excess collateral are not shown.

Repurchase Agreements	Remaining Contractual Maturity of the Agreements
	Overnight	Less	Greater
	and	than	than
(in thousands)	continuous	90 days	90 days	Total
At December 31, 2020
U.S. government and federal agency obligations	$2,728	$—	$—	$2,728
U.S. government-sponsored enterprises	15,533	—	—	15,533
Mortgage-backed securities	26,893	—	—	26,893
Total	$45,154	$—	$—	$45,154

At December 31, 2019
U.S. Treasury	$754	$—	$—	$754
U.S. government-sponsored enterprises	12,853	—	—	12,853
Mortgage-backed securities	13,665	—	—	13,665
Total	$27,272	$—	$—	$27,272